Subsequent Events (Details) - Subsequent Event [Member]	Mar. 20, 2022
Xiamen Pop Network Technology Co., Ltd. [Member]
Subsequent Events (Details) [Line Items]
Ownership interests percentage	51.00%
Fujian Zhongshi Communication Co., Ltd. [Member]
Subsequent Events (Details) [Line Items]
Ownership interests percentage	35.00%
Ms. Wenxiu Yv [Member]
Subsequent Events (Details) [Line Items]
Ownership interests percentage	10.00%
Mr. Bo Lan [Member]
Subsequent Events (Details) [Line Items]
Ownership interests percentage	4.00%